Pension And Other Postretirement Employee Benefits (OPEB) Plans (Detailed Information Regarding Periodic Pension And OPEB Benefits) (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate				4.39%	4.98%
Components of Net Pension and OPEB Costs:
Net periodic pension and OPEB costs		$ 35	$ 39			$ 104	$ 117	$ 157	$ 106	$ 132
Pension Plan [Member]
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate	[1]							3.96%	4.74%	4.10%
Expected return on plan assets								5.26%	6.47%	6.14%
Rate of compensation increase								3.29%	3.94%	3.94%
Components of Net Pension and OPEB Costs:
Service cost		6	6			18	18	$ 25	$ 23	$ 26
Interest cost		33	33			101	99	131	132	122
Expected return on assets		(30)	(29)			(92)	(87)	(115)	(136)	(123)
Amortization of net loss		10	16			30	48	63	39	69
Settlement charges										1
Net periodic pension and OPEB costs		19	26			57	78	104	58	95
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)								37	388	(139)
Amortization of net loss								(63)	(39)	(69)
Settlement charges										(1)
Total recognized as regulatory assets or other comprehensive income								(26)	349	(209)
Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income								$ 78	$ 407	$ (114)
OPEB [Member]
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate	[1]							4.23%	4.98%	4.10%
Expected return on plan assets								6.65%	7.05%	6.70%
Components of Net Pension and OPEB Costs:
Service cost		2	2			6	6	$ 7	$ 6	$ 6
Interest cost		12	11			36	33	43	44	36
Expected return on assets		(2)	(3)			(6)	(9)	(10)	(12)	(11)
Amortization of prior service cost (credit)		(5)	(5)			(15)	(15)	(20)	(20)	(20)
Amortization of net loss		9	8			26	24	33	30	26
Net periodic pension and OPEB costs		$ 16	$ 13			$ 47	$ 39	53	48	37
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)								39	128
Amortization of net loss								(33)	(30)	(26)
Amortization of prior service (costs) credit								20	20	20
Total recognized as regulatory assets or other comprehensive income								26	118	(6)
Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income								$ 79	$ 166	$ 31

[1]	As a result of the transfer of OPEB plan assets and liabilities from the EFH OPEB Plan to the Oncor OPEB Plan discussed above, the discount rate reflected in OPEB costs for January through June 2014 was 4.98% and for July through December 2014 was 4.39%.